Revenue and Segment Information - Schedule of Information by Operating Segment (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Revenues from sales of product	$ 4,998	$ 7,695	$ 15,014	$ 24,122	$ 24,306
Cost of sales:
Cost of sales	4,091	5,030	11,084	11,338	11,656
Segment results:
Gross profit	907	2,665	3,930	12,784	12,650
Sales of primarily-processed teas [Member]
Revenues:
Revenues from sales of product	4,998	7,540	13,815	23,683	24,290
Cost of sales:
Cost of sales	4,091	5,001	10,427	11,269	11,653
Segment results:
Gross profit	907	2,539	3,388	12,414	12,637
Sales of refined teas [Member]
Revenues:
Revenues from sales of product		155	1,199	439	16
Cost of sales:
Cost of sales		29	657	69	3
Segment results:
Gross profit		$ 126	$ 542	$ 370	$ 13